NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Increases for incorporation	[1]	$ 295
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning		106	103		$ 139
Increases		5	16		21
Increases for incorporation	[2]
Decreases		(1)			(1)
Gain on monetary position net		(2)			(15)
Reversal of unused amounts		(1)	(13)	[3]	(8)
Provisions, ending		107	106		103
Reclasification liabilities associated to assets classified as held for sale					(33)
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning		21	21		22
Increases		6	3		2
Increases for incorporation	[2]	1
Decreases			(1)
Gain on monetary position net
Reversal of unused amounts		(1)	(2)	[3]	(3)
Provisions, ending		27	21		21
Reclasification liabilities associated to assets classified as held for sale
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning		18	3		3
Increases			15
Increases for incorporation	[2]
Decreases		(1)
Gain on monetary position net
Reversal of unused amounts				[3]
Provisions, ending		$ 17	$ 18		3
Reclasification liabilities associated to assets classified as held for sale

[1]	See Notes 5.1.3 and 5.1.5.
[2]	See Note 5.1.3.
[3]	Includes recovery of US$ 12.5 million related to waive the timely granted dispatch of Las Armas Wind Farm (see Note 2.1.2.3).